STOCK (Details Narrative)																1 Months Ended																					4 Months Ended	9 Months Ended		12 Months Ended
	Feb. 06, 2023 USD ($) $ / shares	Jan. 17, 2023 USD ($) $ / shares shares	Jan. 05, 2023 $ / shares	Sep. 06, 2022 USD ($) $ / shares shares	Aug. 05, 2022 USD ($) $ / shares shares	Jul. 15, 2022 USD ($) $ / shares shares	Jul. 13, 2022 USD ($) $ / shares shares	Jul. 11, 2022 USD ($) $ / shares	Jun. 06, 2022 USD ($)	Jun. 04, 2022 USD ($)	Feb. 02, 2021 USD ($) shares	Dec. 14, 2020 shares	Nov. 09, 2020 USD ($) shares	Oct. 02, 2020 USD ($) shares	Jun. 04, 2018 USD ($)	Feb. 28, 2023 USD ($) shares	Feb. 14, 2023 USD ($) $ / shares	Jan. 18, 2023 USD ($) $ / shares shares	Jan. 13, 2023 USD ($) $ / shares shares	Nov. 10, 2022 USD ($) shares	Oct. 20, 2022 USD ($) $ / shares shares	Aug. 26, 2022 $ / shares shares	Aug. 22, 2022 USD ($) $ / shares shares	Jul. 27, 2022 USD ($) $ / shares shares	Jul. 20, 2022 USD ($) shares	Jul. 06, 2022 USD ($)	Jan. 28, 2022 USD ($) $ / shares	May 19, 2021 shares	Feb. 04, 2021 USD ($) $ / shares shares	Jan. 29, 2021 USD ($) shares	Nov. 11, 2020 USD ($) $ / shares shares	Nov. 01, 2020 USD ($) $ / shares shares	Sep. 15, 2020 USD ($) shares	Jul. 20, 2020 USD ($) $ / shares shares	May 25, 2020 USD ($) shares	May 20, 2020 USD ($)	Oct. 20, 2022 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2022 USD ($)	Apr. 30, 2022 USD ($) integer $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Feb. 15, 2023 $ / shares	Feb. 03, 2023 $ / shares	Jan. 26, 2023 $ / shares	Dec. 01, 2022 $ / shares shares	Nov. 29, 2022 USD ($) $ / shares	Nov. 09, 2022 USD ($) $ / shares	Oct. 12, 2022 $ / shares shares	Sep. 15, 2022 $ / shares	Jul. 31, 2022 $ / shares shares	May 23, 2022 $ / shares	Apr. 18, 2022 $ / shares	Jan. 13, 2022 $ / shares	Dec. 09, 2021 $ / shares	Nov. 04, 2021 $ / shares	Sep. 17, 2021 $ / shares	Aug. 10, 2021 $ / shares	Jun. 22, 2021 $ / shares shares	Aug. 23, 2018 $ / shares
Common stock, shares authoriized | shares																																								950,000,000	600,000,000	600,000,000
Common stock, par value | $ / shares	$ 0.001																$ 0.001				$ 0.001	$ 0.001															$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001							$ 0.001
Common stock outstanding, share | shares																																						1,213,331,545		525,827,424	418,062,102	418,062,102
Common stock, shares issued | shares					73,010,363																																	1,214,831,545		527,327,424	419,562,102	419,562,102
Debt instrument converted principal amount																$ 25,275	$ 4,445
Common stock share authorized | shares																						2,000,000,000																2,000,000,000		950,000,000	950,000,000	950,000,000				2,000,000,000
Common share authorized increse description																						950,000,000 to 2,000,000,000
Exercise price | $ / shares																																						$ 0.003
Convertible secured promissory note																																															$ 560,000	$ 560,000
Convert of the principal amount		$ 31,500																	$ 43,337		$ 10,637						$ 7,200
Debt instrument principal amount | shares																97,896,638
Note conversion fee																					3,500
Accrued interest					$ 21,804																$ 37,375																$ 37,375
Sale of registered common stock	$ 18,000																																					$ 574,174		$ 0		$ 1,000
Debt instrument converted interest																	$ 5,605																							139,995	$ 100,817
Purchase price per share | $ / shares																																													$ 0.00045
Convertible into shares of comman stock | shares																			132,533,607		73,588,085
Issuance of common stock to consultants for services | $																																						(2,236)	$ (191,250)
Common Stock Issued [Member]
Number of common stock sale | shares																									29,157,141
Proceeds from sale of stock																									$ 574,174
Common stock issued share range price																									0.0168 to $0.021
Proceeds from sale of stock regulation A																									$ 40,000
Number of common stock sale under regulation | shares																									125,000,000
Subscription payable																																						30,000
Repaid proceeds																																						$ 10,000
Former Officers [Member]
Common stock, shares issued | shares																																						1,500,000
RestrictedStockMember
Common stock, par value | $ / shares																																																											$ 0.001
Restricted common shares | shares																												16,800,000
Issuance of common stock to consultants for services | $																																								$ 191,250
Common stock shares vest | shares																																								15,300,000
Number of consultant | integer | integer																																								14
Common stock shares unissued | shares																																								1,500,000
Vest price per shares | $ / shares | $ / shares																																								$ 0.0125
Effective October 12, 2022
Common stock, par value | $ / shares																																																	$ 0.00130
Common stock, shares issued | shares																																																	1,720,000
Common stock shares issued | shares																																																	1,720,000
Lender [Member]
Common stock, par value | $ / shares																																																										$ 0.001
Investors [Member]
Number of common stock sale | shares											20,000	7,500,000	3,500,000	7,500,000															80,000	80,000	1,000,000	2,500,000	5,000,000	400,000	1,000,000
Sale of common stock value											$ 500		$ 7,000	$ 15,000															$ 2,000	$ 2,000	$ 2,000	$ 5,000	$ 10,000	$ 800	$ 40,000	$ 400
Purchase price per share | $ / shares																															$ 0.002	$ 0.002		$ 0.002
January 13, 2022 [Member] | Lender 11 [Member]
Common stock, par value | $ / shares																																																						$ 0.001
Debt instrument converted principal amount																																						$ 6,170		$ 6,170
Debt instrument converted interest amount																																								$ 2,648
Debt instrument principal amount | shares																																						1,348,348		1,348,348
Convertible unsecured promissory note																																								$ 100,000
January 13, 2022 [Member] | Lender [Member]
Debt instrument principal amount | shares																																								1,348,348
June 29, 2022 through July 11, 2022
Common stock, par value | $ / shares								$ 0.001
Debt instrument converted principal amount								$ 55,000
Debt instrument converted interest								$ 2,200
Debt Conversion Converted Instrument Shares Issued								4,144,927
February 17, 2022 to April 26, 2022 [Member]
Common stock, par value | $ / shares																																								$ 0.001
Debt instrument principal amount | shares																																								125,000,000
Subscription from shares | shares																																								9,200,000
Stock price | $ / shares																																								$ 0.21
proceeds from shares | shares																																								55,119,047
Proceeds from net of offering cost																																								$ 1,151,326
Additional of subscription of shares																																								193,200
January 21, 2021 [Member] | Lender 5 [Member]
Debt instrument converted principal amount																																								28,500
Convertible Secured Promissory Note																																								550,000
Conversion price of Share | $ / shares																																									$ 0.0019	$ 0.0019
May 7, 2020 to August 17, 2020 [Member] | Lender [Member]
Debt instrument converted principal amount																																								39,180
Debt instrument converted interest amount																																								4,248
Note balance																																									$ 12,170	$ 12,170
July 23, 2020 to July 27, 2020 [Member] | Lender 4 [Member]
Debt instrument converted interest amount																																								1,900
Convertible Unsecured Promissory Note																																								38,000
August 4, 2021 to August 10, 2021 [Member] | Lender 6 [Member] | August 4, 2021 to August 10, 2021 [Member]
Common stock, par value | $ / shares																																																								$ 0.001
Debt instrument converted interest amount																																								2,750
Convertible Unsecured Promissory Note																																								55,000
November 4, 2021 [Member] | Lender 9 [Member]
Common stock, par value | $ / shares																																																								$ 0.001
Debt instrument converted interest amount																																								2,400
Convertible unsecured promissory note																																								48,000
June 8, 2020 to June 18, 2020 [Member] | Lender 1 [Member]
Debt instrument converted principal amount																																								63,000
Debt instrument converted interest amount																																								3,150
Convertible Unsecured Promissory Note																																								63,000
June 18, 2020 to August 5, 2020 [Member] | Lender 3 [Member]
Debt instrument converted principal amount																																								$ 30,000
Debt instrument principal amount | shares																																								21,820,000
Convertible Secured Promissory Note																																								$ 550,000
August 10, 2021 [Member] | Lender 7 [Member]
Common stock, par value | $ / shares																																																										$ 0.001
Debt instrument converted principal amount																																								5,998
Convertible Secured Promissory Note																																								80,000
September 17, 2021 to September 27, 2021 [Member] | Lender 8 [Member]
Common stock, par value | $ / shares																																																									$ 0.001
Debt instrument converted interest amount																																								2,050
Convertible unsecured promissiory note																																								41,000
June 15, 2020 to June 29, 2020 [Member] | Lender 2 [Member]
Debt instrument converted principal amount																																								7,433
Debt instrument converted interest amount																																								$ 10,416
Note balance																																									$ 138,483	$ 138,483
Debt instrument principal amount | shares																																								59,995,579
Convertible Unsecured Promissory Note																																								$ 150,000
Conversion fees																																								3,750
November 11, 2020 [Member] | Investors [Member]
Number of common stock sale | shares																															500,000
Sale of common stock value																															$ 1,000
Purchase price per share | $ / shares																															$ 0.002
February 4, 2021 [Member] | Investors [Member]
Number of common stock sale | shares																													26,666
Sale of common stock value																													$ 800
Purchase price per share | $ / shares																													$ 0.03
December 9, 2021 [Member] | Lender 10 [Member]
Common stock, par value | $ / shares																																																							$ 0.001
Debt instrument converted interest amount																																								$ 2,650
Debt instrument principal amount | shares																																								9,594,828
January 28, 2022 [Member] | Lender 12 [Member]
Debt instrument converted principal amount																																								$ 7,200
Debt instrument principal amount | shares																																								1,000,000
Convertible secured promissory note																																								$ 80,000
Common stock, par value | $ / shares30 | $ / shares																											$ 0.001
July 27, 2022 [Member]
Common stock, par value | $ / shares																																																			$ 0.0193
From October 20, 2022 to November 10, 2022
Convertible secured promissory note																				$ 560,000
Convert of the principal amount																				10,637
Note conversion fee																				3,500
Accrued interest																				$ 37,375
Convertible into shares of comman stock | shares																				73,588,085
Effective August 22, 2022
Restricted common stock granted | shares																							1,250,000
Restricted common stock granted price | $ / shares																							$ 0.001
Vested share price | $ / shares																							$ 0.0028
Stock compensasation expenses																							$ 3,438
Effective August 22, 2022 | CFO [Member]
Common stock, par value | $ / shares																							$ 0.001
Stock compensasation expenses																							$ 1,211
Warrant to purchase | shares																							500,000
Common stock par value | $ / shares																							$ 0.001
Exercise price | $ / shares																							$ 0.03
Effective January 5, 2023
Common stock, par value | $ / shares			$ 0.001
Common stock combined share agreement description			the Company issued 46,875,250 combined shares (23,437,750 and 23,437,500 ) of the Company’s $0.001 par value common stock to two parties that provided Common Stock Purchase Agreements upon the effective registration of a Form S-1 with the SEC that occurred on December 28, 2022. This is 250 shares short of the combined total but the party has made a claim that they received the incorrect amount. The Company commenced drawdowns on the Common Stock Purchase Agreements in January 2023 and the 46,875,250 combined shares issued were valued at $0.00125 per share, the quoted market price on the date of grant and the Company recorded $23,438 to additional paid in capital as a cost for the sale of Form S-1 stock, which occurred in January 2023
From November 30, 2022 to January 13, 2023
Common stock, par value | $ / shares																			$ 0.001
Convertible secured promissory note																			$ 560,000
Convert of the principal amount																			43,337
Note conversion fee																			7,000
Accrued interest																			$ 42,437
Convertible into shares of comman stock | shares																			132,533,607
From January 6, 2023 to January 17, 2023
Common stock, par value | $ / shares		$ 0.001
Convert of the principal amount		$ 31,500
Convertible into shares of comman stock | shares		47,269,303
From January 5, 2023 to January 18, 2023
Common stock, par value | $ / shares																		$ 0.001
Number of common stock sale | shares																		85,000,000
Subscription receivable																		$ 18,000
From May 23, 2022 to August 5, 2022
Convertible secured promissory note					315,000
Amount convertible to senior secured promissory note					315,000
Note conversion fee					7,000
Accrued interest					21,804
Default Interest					$ 79,656
Convertible into shares of comman stock | shares					73,010,363
Par value common stock | $ / shares					$ 0.001
Effective June 6,2022
Settlement in exchange for the issuance of shares									$ 2,600,000																	$ 2,600,000
Principal balance									$ 6,000																	$ 6,000
Description of exchange for the issuance of the shares									In exchange for the issuance of the shares, the remaining $6,000 outstanding principal balance of the note payable and accrued interest of $1,221 or $7,221 in total were cancelled. The difference between the $7,221 and $2,600 par value of the shares issued or $4,621 was recorded as an offset to additional paid in capital. As a result of the settlement, the promissory note has been cancelled effective June 6, 2022
July 13, 2022
Common stock, par value | $ / shares							$ 0.001																																												$ 0.001
Common stock, shares issued | shares							5,000,000																																												5,000,000
Debt instrument converted principal amount							$ 100,000
Debt instrument principal amount | shares							100,000
Interest on convertible promissory note							10.00%																																												10.00%
Shares trading price | $ / shares							$ 0.0215
Debt discount with an offset to additional paid in capital							$ 51,807
July 15, 2022
Common stock, par value | $ / shares						$ 0.001
Common stock, shares issued | shares						1,000,000
Debt instrument converted principal amount						$ 200,000
Debt instrument principal amount | shares						1,000,000
Interest on convertible promissory note						10.00%
Shares trading price | $ / shares						$ 0.0215
Debt discount with an offset to additional paid in capital						$ 18,953
July 27, 2022
Common stock, par value | $ / shares																								$ 0.001
Common stock, shares issued | shares																								1,000,000
Payment upon the execution of settlement										$ 153,016					$ 153,106									$ 19,300
Settlement of cash payment																								$ 70,000
September 1, 2022 to September 6, 2022
Common stock, par value | $ / shares				$ 0.001
Sale of registered common stock				$ 5,000,000
Issue of common stock | shares				31,250,000
Issue of common stock warrants under agreements | shares				83,333,333
Represents a potential for each investor				$ 2,500,000
Conditions set forth in the agreement description				the Company shall have the right, but not the obligation, to direct the Investors, by its delivery to the Investors of a Purchase Notice from time to time, to purchase a minimum of a combined fifty thousand dollars ($50,000) and up to a maximum of; (i) five hundred thousand dollars ($500,000), or (ii) one hundred and ten percent (110%) of the average daily volume traded for the Company’s common stock during the relevant Valuation Period (subject to adjustments for stock splits, dividends, and similar occurrences), subject to the Available Amount. The Valuation Period is the five (5) consecutive Business Days immediately preceding, but not including the date a Purchase Notice is delivered. The maturity date of the Agreement is June 30, 2023
Common stock combined share agreement description				The 15,625,000 combined shares issued upon execution of the Common Stock Purchase Agreements were valued at a range of $0.0016 to $0.00165 per share, the quoted market price on the dates of grant and the Company recorded $25,391 of deferred offering costs.
Effective June 29, 2022 and through October 20, 2022
Promissory note exercisable | shares																																					167,730,445
Convertible promissory note warrant protection price range																																					$0.0058 to $0.0007 per share
Common Stock [Member]
Common stock, shares issued | shares																																								1,500,000																			40,000